Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000221900 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000221900 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000221900 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000221900 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000221900 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000221900 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000221900 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221900 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221900 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000221900 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000221900 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000221900 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(54.40%)
C000221899 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000221899 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000221899 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000221899 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221899 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221899 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221899 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221899 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221899 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000221899 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.10%)
C000221899 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000221899 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221899 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221899 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000237352 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000237352 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000237352 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237352 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000237352 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237352 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000237352 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237352 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000237352 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237352 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000237352 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.70%)
C000103224 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103224 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103224 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103224 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103224 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103224 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000103224 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103224 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103224 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103224 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103224 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000103224 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000103224 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103225 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103225 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103225 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103225 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103225 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103225 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000103225 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103225 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103225 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103225 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103225 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000103225 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000103225 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103220 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103220 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103220 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103220 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103220 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103220 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000103220 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103220 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103220 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103220 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103220 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000103220 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000103220 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103221 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000103221 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103221 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103221 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103221 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103221 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000103221 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000103221 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000103221 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000103221 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103221 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.60%)
C000103221 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000103221 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026674 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026674 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026674 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026674 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026674 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026674 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026674 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026674 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026674 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026674 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026674 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000026674 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026674 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026674 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000026673 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026673 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026673 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026673 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026673 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026673 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026673 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026673 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026673 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026673 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026673 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000026673 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026673 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026673 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000026676 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026676 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026676 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026676 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026676 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026676 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026676 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026676 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026676 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026676 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026676 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000026676 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026676 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026676 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000200455 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000200455 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200455 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200455 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200455 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200455 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000200455 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200455 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200455 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000200455 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000200455 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000200455 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200455 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200455 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000026672 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026672 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026672 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026672 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026672 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026672 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000026672 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026672 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026672 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026672 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026672 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000026672 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026672 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026672 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000064160 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000064160 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064160 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064160 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064160 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000064160 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000064160 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064160 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064160 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000064160 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000064160 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(13.80%)
C000064160 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064160 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064160 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000026548 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026548 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026548 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026548 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026548 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026548 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026548 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026548 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026548 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026547 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026547 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026547 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026547 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026547 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026547 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000026547 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026547 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026547 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026550 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026550 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026550 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026550 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026550 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026550 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000026550 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026550 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026550 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200441 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200441 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000200441 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200441 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200441 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200441 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000200441 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000200441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200441 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026546 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026546 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026546 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026546 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026546 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026546 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000026546 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026546 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026546 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064138 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000064138 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064138 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064138 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064138 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000064138 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000064138 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064138 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026552 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026552 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000026552 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026552 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026552 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026552 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000026552 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000026552 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026552 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091652 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000091652 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091652 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000091652 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091652 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091652 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000091652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091652 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091652 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091652 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000091653 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091653 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000091653 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091653 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091653 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000091653 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091653 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091653 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091653 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200463 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200463 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000200463 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200463 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200463 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000200463 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200463 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200463 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200463 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000091648 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091648 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000091648 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091648 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091648 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000091648 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091648 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091648 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000091649 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091649 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000091649 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091649 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000091649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000091649 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000091649 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046098 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000046098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000046098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000046098 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046098 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000046098 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000046098 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046098 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046098 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046098 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000046098 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000046098 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046098 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046098 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046098 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000046103 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000046103 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000046103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000046103 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046103 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000046103 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000046103 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046103 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046103 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046103 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000046103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000046103 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046103 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046103 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046103 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000046099 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000046099 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000046099 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000046099 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046099 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000046099 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000046099 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046099 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046099 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046099 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000046099 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000046099 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046099 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046099 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046099 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000200460 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000200460 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000200460 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000200460 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000200460 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200460 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200460 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200460 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200460 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200460 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000200460 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000200460 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200460 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200460 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200460 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000046102 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000046102 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000046102 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000046102 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046102 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000046102 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000046102 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046102 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046102 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046102 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000046102 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000046102 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046102 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046102 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046102 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000064169 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000064169 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000064169 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000064169 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000064169 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064169 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064169 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064169 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064169 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064169 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000064169 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000064169 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064169 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064169 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064169 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000046101 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000046101 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000046101 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000046101 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000046101 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000046101 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000046101 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046101 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046101 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000046101 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000046101 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.10%)
C000046101 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046101 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046101 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000046101 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000075114 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000075114 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075114 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000075114 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075114 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075114 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000075114 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075114 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075114 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000075114 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075114 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000075114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.70%)
C000075114 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075114 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075116 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000075116 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075116 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000075116 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075116 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075116 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000075116 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075116 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075116 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000075116 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075116 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000075116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(26.70%)
C000075116 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075116 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098429 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098429 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000098429 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098429 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000098429 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000098429 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098429 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098430 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098430 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000098430 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098430 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000098430 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000098430 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098430 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098425 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098425 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000098425 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098425 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000098425 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000098425 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098425 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000098426 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098426 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000098426 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000098426 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000098426 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000098426 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098426 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026513 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000026513 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026513 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026513 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000026513 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026513 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026513 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026513 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026513 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026513 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000026513 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000026513 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026513 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000026514 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000026514 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026514 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026514 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000026514 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026514 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026514 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026514 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026514 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026514 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000026514 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000026514 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026514 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000222832 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000222832 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000222832 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000222832 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000222832 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000222832 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222832 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222832 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222832 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000222832 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000222832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000222832 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222832 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000200437 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000200437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000200437 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200437 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000200437 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200437 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000200437 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200437 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200437 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000200437 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000200437 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000200437 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200437 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000026511 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000026511 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000026511 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026511 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000026511 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026511 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026511 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026511 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026511 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026511 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000026511 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000026511 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026511 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000064131 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000064131 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000064131 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064131 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000064131 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064131 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000064131 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064131 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064131 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064131 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000064131 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000064131 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064131 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000221063 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000221063 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221063 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221063 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000221063 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221063 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000221063 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.30%)
C000221063 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000221063 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221062 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000221062 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221062 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221062 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000221062 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221062 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000221062 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221062 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221062 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.30%)
C000221062 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000221062 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221065 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000221065 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221065 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221065 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000221065 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221065 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000221065 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221065 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221065 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.30%)
C000221065 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000221065 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221066 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000221066 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221066 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221066 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000221066 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221066 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000221066 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221066 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221066 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.30%)
C000221066 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000221066 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221064 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000221064 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000221064 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221064 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000221064 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221064 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000221064 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(35.30%)
C000221064 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000221064 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152877 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152877 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000152877 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152877 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152877 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000152877 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152877 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000152878 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152878 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000152878 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152878 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152878 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000152878 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152878 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000200467 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200467 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000200467 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200467 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200467 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000200467 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000200467 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000152873 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152873 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000152873 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152873 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152873 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000152873 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152873 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000152874 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152874 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000152874 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152874 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152874 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000152874 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152874 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026645 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000026645 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026645 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026645 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026645 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026645 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026645 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026645 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026645 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026645 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026645 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[45]
C000026645 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000026645 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026645 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026644 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000026644 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026644 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026644 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026644 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026644 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026644 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026644 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026644 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026644 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026644 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000026644 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000026644 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026644 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026647 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000026647 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026647 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026647 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026647 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026647 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026647 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026647 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026647 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026647 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026647 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[47]
C000026647 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000026647 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026647 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200452 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000200452 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200452 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000200452 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000200452 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200452 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000200452 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200452 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200452 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200452 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000200452 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[48]
C000200452 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000200452 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200452 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026643 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000026643 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026643 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026643 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026643 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026643 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026643 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026643 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026643 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026643 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026643 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49]
C000026643 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000026643 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026643 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064155 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000064155 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064155 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000064155 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000064155 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064155 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000064155 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064155 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064155 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064155 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064155 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[50]
C000064155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000064155 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064155 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026649 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000026649 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026649 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026649 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026649 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026649 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000026649 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026649 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026649 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026649 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[51]
C000026649 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.50%)
C000026649 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026649 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.
[29]	Rounded value of investments is less than 0.1% of net assets.
[30]	Rounded value of investments is less than 0.1% of net assets.
[31]	Rounded value of investments is less than 0.1% of net assets.
[32]	Rounded value of investments is less than 0.1% of net assets.
[33]	Rounded value of investments is less than 0.1% of net assets.
[34]	Rounded value of investments is less than 0.1% of net assets.
[35]	Rounded value of investments is less than 0.1% of net assets.
[36]	Rounded value of investments is less than 0.1% of net assets.
[37]	Rounded value of investments is less than 0.1% of net assets.
[38]	Rounded value of investments is less than 0.1% of net assets.
[39]	Rounded value of investments is less than 0.1% of net assets.
[40]	Rounded value of investments is less than 0.1% of net assets.
[41]	Rounded value of investments is less than 0.1% of net assets.
[42]	Rounded value of investments is less than 0.1% of net assets.
[43]	Rounded value of investments is less than 0.1% of net assets.
[44]	Rounded value of investments is less than 0.1% of net assets.
[45]	Rounded value of investments is less than 0.1% of net assets.
[46]	Rounded value of investments is less than 0.1% of net assets.
[47]	Rounded value of investments is less than 0.1% of net assets.
[48]	Rounded value of investments is less than 0.1% of net assets.
[49]	Rounded value of investments is less than 0.1% of net assets.
[50]	Rounded value of investments is less than 0.1% of net assets.
[51]	Rounded value of investments is less than 0.1% of net assets.